EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Insurance	$ 71	$ 53
Shareholder communication	721	614
G & A
Statement [Line Items]
Conference and travel	131	179
Consulting	1,902	2,346
Depreciation of right-of-use assets	192	235
Insurance	1,502	848
Office costs, including information technology	815	1,132
Management and administration	3,891	5,419
Shareholder communication	1,309	1,039
Trust and filing	249	347
Total	$ 9,991	$ 11,545